Share-Based Compensation (Tables)	12 Months Ended
Jun. 30, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of Share-Based Compensation Expense
Share-based compensation expense for the fiscal years ended June 30, 2025, 2024 and 2023 is as follows ($000):

Year Ended June 30,	2025	2024	2023
Stock Options and Cash-Based Stock Appreciation Rights	$334	$1,149	$2,602
Restricted Share Awards and Cash-Based Restricted Share Unit Awards	93,223	92,634	124,212
Performance Share Awards and Cash-Based Performance Share Unit Awards	57,767	21,912	14,998
Employee Stock Purchase Plan	9,648	11,200	7,819
	$160,972	$126,895	$149,631

Schedule of Stock Option and Cash-Based Stock Appreciation Rights
Stock option and cash-based stock appreciation rights activity during the fiscal year ended June 30, 2025 was as follows:

	Stock Options		Cash-Based Stock Appreciation Rights
	Number of Shares	Weighted Average Exercise Price	Number of Rights	Weighted Average Exercise Price
Outstanding - June 30, 2024	1,490,645	$32.62	46,871	$35.48
Exercised	(575,097)	$28.16	(21,198)	$34.26
Forfeited and Expired	(18,452)	$34.89	(540)	$16.29
Outstanding - June 30, 2025	897,096	$35.43	25,133	$36.93
Exercisable - June 30, 2025	897,096	$35.43	25,133	$36.93

Schedule of Outstanding and Exercisable Stock Options
Outstanding and exercisable stock options at June 30, 2025 were as follows:

	Stock Options and Cash-Based Stock Appreciation Rights Outstanding			Stock Options and Cash-Based Stock Appreciation Rights Exercisable
	Number of	Weighted Average Remaining	Weighted Average	Number of	Weighted Average Remaining	Weighted Average
Range of	Shares or	Contractual Term	Exercise	Shares or	Contractual Term	Exercise
Exercise Prices	Rights	(Years)	Price	Rights	(Years)	Price
$13.34 - $18.06	15,584	0.13	$17.84	15,584	0.13	$17.84
$18.07 - $24.34	188,290	1.08	$21.50	188,290	1.08	$21.50
$24.35 - $35.38	190,302	2.39	$34.59	190,302	2.39	$34.59
$35.39 - $36.89	322,676	4.24	$36.41	322,676	4.24	$36.41
$36.90 - $49.90	205,377	3.09	$48.94	205,377	3.09	$48.94
	922,229	2.89	$35.47	922,229	2.89	$35.47

Schedule of Restricted Share Unit and Cash-Based Restricted Share Unit
Restricted share unit and cash-based restricted share unit activity during the fiscal year ended June 30, 2025, was as follows:

	Restricted Share Units		Cash-Based Restricted Share Units
	Number of Units	Weighted Average Grant Date Fair Value	Number of Units	Weighted Average Grant Date Fair Value
Nonvested - June 30, 2024	4,067,885	$45.84	8,984	$43.00
Granted	1,554,412	$81.70	5,031	$77.59
Vested	(2,237,173)	$47.82	(3,968)	$46.93
Forfeited	(199,172)	$56.25	(348)	$55.98
Nonvested - June 30, 2025	3,185,952	$61.13	9,699	$59.49

Schedule of Performance Share Unit
Performance share unit activity relating to the Plan during the year ended June 30, 2025, was as follows:

	Performance Share Units
	Number of Units	Weighted Average Grant Date Fair Value
Nonvested - June 30, 2024	1,702,741	$73.86
Granted	644,174	$136.38
Vested	(131,239)	$81.32
Forfeited	(77,542)	$77.91
Nonvested - June 30, 2025	2,138,134	$92.11